RELATED PARTY TRANSACTIONS - Promissory Note & Related Party Loans (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 09, 2021	Sep. 30, 2023	Dec. 31, 2022	Jul. 27, 2023	Dec. 31, 2021
Related Party Transactions
Notes Payable - Outstanding Balance					$ 80,000
Cycurion | Promissory Note
Related Party Transactions
Aggregate principal amount of loan				$ 200,000
Interest rate				5.00%
Amount borrowed under loan		$ 200,000	$ 0
Interest expense		1,694
Related Party Loans | Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Conversion price per share			$ 10.00
Loan outstanding amount			$ 0		0
Promissory Note With Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 300,000
Notes Payable - Outstanding Balance			80,000		$ 80,000
Working Capital Loans | Related Party
Related Party Transactions
Maximum Loans Convertible Into Units		$ 1,500,000
Conversion price per share		$ 10.00
Loan outstanding amount		$ 0	$ 0